Commitments and Contingencies (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Amortization expenses under capital leases	¥ 2,269	¥ 4,550	¥ 4,840
Rental expenses under operating leases	4,373	4,942	5,281
Commitments for capital expenditures outstanding	545
Maximum potential amount of undiscounted future payments of financial guarantees	9,178
Payment of surcharge		7,072
Claims for compensation	16,274
Number of asbestos-related lawsuits	10
Number of major asbestos-related lawsuits	6
Number of construction workers represented by lawsuits	416
Number of asbestos-related companies named in a lawsuit is filed	46
Expenses included in selling, general, and administrative expenses	1,155	503	1,155
Accrual of asbestos-related expenses	390	352	721
Additional exposure to loss	¥ 840
Minimum [Member]
Period of guarantee	1
Maximum [Member]
Period of guarantee	10